NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Growth Fund - Class 2 (AMVGR2)
26,025 shares (cost $1,983,224)	$2,077,805
International Fund - Class 2 (AMVI2)
7,643 shares (cost $136,934)	155,078
VIP Small Cap Value Series: Service Class (DWVSVS)
290 shares (cost $10,097)	11,612
Stock Index Fund, Inc. - Initial Shares (DSIF)
84,830 shares (cost $2,936,228)	3,816,502
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
801 shares (cost $13,001)	14,731
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
127,716 shares (cost $2,281,416)	2,738,230
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2,032 shares (cost $24,462)	25,870
NVIT Government Bond Fund - Class I (GBF)
40,094 shares (cost $465,887)	443,846
American Century NVIT Growth Fund - Class I (CAF)
17,676 shares (cost $255,698)	394,353
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
18,693 shares (cost $204,298)	249,737
NVIT Mid Cap Index Fund - Class I (MCIF)
84,248 shares (cost $2,047,576)	2,113,788
NVIT Money Market Fund - Class I (SAM)
9,296,929 shares (cost $9,296,929)	9,296,929
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
15,588 shares (cost $183,865)	247,221
NVIT Multi-Manager Small Company Fund - Class I (SCF)
6,170 shares (cost $132,021)	144,687
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
24,388 shares (cost $525,223)	535,320
Quality Bond Portfolio - Initial Shares (DQBP)
7,385 shares (cost $89,858)	89,806
VIP Mid Cap Portfolio - Service Class (FMCS)
4,895 shares (cost $178,496)	183,267
VIP Overseas Portfolio - Service Class (FOS)
37,729 shares (cost $620,026)	702,883
Mid Cap Value- Institutional Shares (GVMCE)
2,073 shares (cost $31,240)	36,129
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
12,158 shares (cost $201,703)	236,712
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
10,719 shares (cost $244,912)	240,097
Global Securities Fund/VA - Non-Service Shares (OVGS)
17,476 shares (cost $660,170)	690,288
Real Return Portfolio - Administrative Class (PMVRRA)
268,769 shares (cost $3,559,962)	3,442,931
Total Return Portfolio - Administrative Class (PMVTRA)
474,114 shares (cost $5,344,706)	5,310,077
VI Growth and Income Fund - Series I Shares (ACGI)
58,266 shares (cost $1,310,737)	1,465,383

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VI Core Equity Fund - Series I Shares (AVGI)
34,775 shares (cost $980,373)	$1,426,142
VI International Growth Fund - Series I Shares (AVIE)
26,466 shares (cost $867,265)	922,868
Small-Cap Portfolio - Investment Class (ROCSC)
137,329 shares (cost $1,607,367)	1,737,207
Equity Income Portfolio - II (TREI2)
62,265 shares (cost $1,493,406)	1,864,218
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
39,917 shares (cost $456,782)	485,089

Total Investments	$41,098,806

Accounts Payable-VIP Small Cap Value Series: Service Class (DWVSVS)	(3)
Accounts Payable-Mid Cap Value- Institutional Shares (GVMCE)	(21)
Accounts Payable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	(14)
Other Accounts Payable	(256)

$41,098,512

Contract Owners’ Equity:
Accumulation units	41,098,512

Total Contract Owners’ Equity (note 8)	$41,098,512

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	AMVGR2	AMVI2	DWVSVS	DSIF	JAMVS	MVIVSC	MSVMG
Reinvested dividends	$444,560	15,982	2,256	37	71,138	503	47,482	-
Asset charges (note 3)	(101,045)	(5,069)	(493)	(28)	(10,290)	(37)	(7,938)	(71)

Net investment income (loss)	343,515	10,913	1,763	9	60,848	466	39,544	(71)

Realized gain (loss) on investments	2,249,804	396,504	21,830	134	339,835	143	319,099	1,620
Change in unrealized gain (loss) on investments	(1,681,974)	(340,824)	(25,791)	(506)	53,089	(594)	(307,636)	(4,715)

Net gain (loss) on investments	567,830	55,680	(3,961)	(372)	392,924	(451)	11,463	(3,095)

Reinvested capital gains	909,392	110,058	-	944	51,053	1,153	-	3,840

Net increase (decrease) in contract owners’ equity resulting from operations	$1,820,737	176,651	(2,198)	581	504,825	1,168	51,007	674

Investment Activity:	GBF	CAF	GVIDM	MCIF	SAM	SCVF	SCF	ALVSVA
Reinvested dividends	$9,141	1,350	4,251	28,770	-	1,357	260	3,941
Asset charges (note 3)	(1,146)	(939)	(629)	(6,539)	(20,237)	(656)	(433)	(1,488)

Net investment income (loss)	7,995	411	3,622	22,231	(20,237)	701	(173)	2,453

Realized gain (loss) on investments	(9,690)	15,319	7,123	368,191	-	25,023	23,534	74,466
Change in unrealized gain (loss) on investments	21,296	24,172	1,372	(223,781)	-	(33,223)	(47,717)	(86,551)

Net gain (loss) on investments	11,606	39,491	8,495	144,410	-	(8,200)	(24,183)	(12,085)

Reinvested capital gains	-	-	-	107,885	-	23,705	24,146	64,997

Net increase (decrease) in contract owners’ equity resulting from operations	$19,601	39,902	12,117	274,526	(20,237)	16,206	(210)	55,365

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DQBP	FMCS	FOS	GVMCE	GVGOPS	SBVI	SBVSG	OVGS
Reinvested dividends	$1,366	291	9,346	352	-	4,129	-	14,802
Asset charges (note 3)	(171)	(515)	(1,881)	(100)	(94)	(513)	(432)	(2,810)

Net investment income (loss)	1,195	(224)	7,465	252	(94)	3,616	(432)	11,992

Realized gain (loss) on investments	99	8,641	28,865	5,049	12,897	8,279	(1,716)	207,217
Change in unrealized gain (loss) on investments	1,320	(659)	(100,570)	(5,897)	(10,421)	(6,436)	(6,302)	(258,385)

Net gain (loss) on investments	1,419	7,982	(71,705)	(848)	2,476	1,843	(8,018)	(51,168)

Reinvested capital gains	-	4,621	192	5,855	-	16,550	24,300	60,390

Net increase (decrease) in contract owners’ equity resulting from operations	$2,614	12,379	(64,048)	5,259	2,382	22,009	15,850	21,214

Investment Activity:	PMVRRA	PMVTRA	ACGI	AVGI	AVIE	ROCSC	TREI2	WRSCP
Reinvested dividends	$38,416	109,626	25,234	11,754	14,120	2,176	26,480	-
Asset charges (note 3)	(7,533)	(12,102)	(3,577)	(3,615)	(2,199)	(4,096)	(4,346)	(1,068)

Net investment income (loss)	30,883	97,524	21,657	8,139	11,921	(1,920)	22,134	(1,068)

Realized gain (loss) on investments	(114,765)	(22,432)	70,833	127,571	49,653	151,269	78,545	56,668
Change in unrealized gain (loss) on investments	116,962	114,015	(119,788)	(29,282)	(61,756)	(288,440)	13,666	(68,592)

Net gain (loss) on investments	2,197	91,583	(48,955)	98,289	(12,103)	(137,171)	92,211	(11,924)

Reinvested capital gains	-	-	164,100	6,562	-	200,599	-	38,442

Net increase (decrease) in contract owners’ equity resulting from operations	$33,080	189,107	136,802	112,990	(182)	61,508	114,345	25,450

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		AMVGR2		AMVI2		DWVSVS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$343,515	346,224	10,913	15,094	1,763	2,324	9	24
Realized gain (loss) on investments	2,249,804	2,340,442	396,504	295,067	21,830	7,049	134	33
Change in unrealized gain (loss) on investments	(1,681,974)	2,772,535	(340,824)	241,959	(25,791)	32,813	(506)	2,252
Reinvested capital gains	909,392	367,182	110,058	-	-	-	944	434

Net increase (decrease) in contract owners’ equity resulting from operations	1,820,737	5,826,383	176,651	552,120	(2,198)	42,186	581	2,743

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37	-	-	-	-	-	-	-
Transfers between funds	-	-	(511,937)	1,017	(63,836)	(16,360)	230	514
Surrenders (note 6)	-	(1,455,340)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(516,931)	(470,272)	(15,322)	(14,545)	(6,657)	(5,797)	(368)	(258)
Adjustments to maintain reserves	(503)	314	(7)	6	3	-	(1)	7

Net equity transactions	(517,397)	(1,925,298)	(527,266)	(13,522)	(70,490)	(22,157)	(139)	263

Net change in contract owners’ equity	1,303,340	3,901,085	(350,615)	538,598	(72,688)	20,029	442	3,006
Contract owners’ equity beginning of period	39,795,172	35,894,087	2,428,417	1,889,819	227,765	207,736	11,173	8,167

Contract owners’ equity end of period	$41,098,512	39,795,172	2,077,802	2,428,417	155,077	227,765	11,615	11,173

CHANGES IN UNITS:
Beginning units	2,243,222	2,322,953	155,569	157,115	16,471	18,227	825	801
Units purchased	319,446	242,493	38,520	659	407	-	29	45
Units redeemed	(307,746)	(322,224)	(71,112)	(2,205)	(5,329)	(1,756)	(40)	(21)

Ending units	2,254,922	2,243,222	122,977	155,569	11,549	16,471	814	825

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSIF		JAMVS		MVIVSC		MSVMG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$60,848	57,992	466	114	39,544	36,326	(71)	33
Realized gain (loss) on investments	339,835	266,876	143	94	319,099	168,624	1,620	100
Change in unrealized gain (loss) on investments	53,089	637,045	(594)	2,427	(307,636)	555,506	(4,715)	9,207
Reinvested capital gains	51,053	40,657	1,153	255	-	-	3,840	687

Net increase (decrease) in contract owners’ equity resulting from operations	504,825	1,002,570	1,168	2,890	51,007	760,456	674	10,027

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(639,309)	(318,833)	(112)	300	(682,278)	(232,266)	(3,017)	(21,858)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(43,498)	(33,663)	(498)	(343)	(25,168)	(23,058)	(953)	(839)
Adjustments to maintain reserves	2	-	1	(4)	-	21	25	(12)

Net equity transactions	(682,805)	(352,496)	(609)	(47)	(707,446)	(255,303)	(3,945)	(22,709)

Net change in contract owners’ equity	(177,980)	650,074	559	2,843	(656,439)	505,153	(3,271)	(12,682)
Contract owners’ equity beginning of period	3,994,480	3,344,406	14,175	11,332	3,394,673	2,889,520	29,155	41,837

Contract owners’ equity end of period	$3,816,500	3,994,480	14,734	14,175	2,738,234	3,394,673	25,884	29,155

CHANGES IN UNITS:
Beginning units	219,304	241,815	614	616	217,388	235,582	1,156	2,275
Units purchased	-	-	-	14	-	115	5	-
Units redeemed	(34,108)	(22,511)	(24)	(16)	(43,567)	(18,309)	(152)	(1,119)

Ending units	185,196	219,304	590	614	173,821	217,388	1,009	1,156

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF		GVIDM		MCIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,995	8,714	411	1,417	3,622	3,533	22,231	18,726
Realized gain (loss) on investments	(9,690)	(8,089)	15,319	45,070	7,123	8,055	368,191	463,568
Change in unrealized gain (loss) on investments	21,296	(29,368)	24,172	39,540	1,372	23,131	(223,781)	216,662
Reinvested capital gains	-	5,740	-	-	-	-	107,885	72,289

Net increase (decrease) in contract owners’ equity resulting from operations	19,601	(23,003)	39,902	86,027	12,117	34,719	274,526	771,245

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(59,249)	2,117	5,765	(47,996)	(11,080)	38,402	(333,402)	(972,949)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(11,776)	(13,267)	(9,361)	(8,228)	(6,487)	(6,087)	(27,289)	(24,158)
Adjustments to maintain reserves	(10)	15	(7)	2	(18)	5	24	3

Net equity transactions	(71,035)	(11,135)	(3,603)	(56,222)	(17,585)	32,320	(360,667)	(997,104)

Net change in contract owners’ equity	(51,434)	(34,138)	36,299	29,805	(5,468)	67,039	(86,141)	(225,859)
Contract owners’ equity beginning of period	495,278	529,416	358,050	328,245	255,196	188,157	2,199,945	2,425,804

Contract owners’ equity end of period	$443,844	495,278	394,349	358,050	249,728	255,196	2,113,804	2,199,945

CHANGES IN UNITS:
Beginning units	26,459	27,068	34,045	40,392	13,462	11,547	56,609	82,842
Units purchased	-	84	580	-	-	2,261	1	260
Units redeemed	(3,727)	(693)	(860)	(6,347)	(906)	(346)	(6,776)	(26,493)

Ending units	22,732	26,459	33,765	34,045	12,556	13,462	49,834	56,609

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SAM		SCVF		SCF		ALVSVA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(20,237)	(20,074)	701	1,576	(173)	(163)	2,453	1,569
Realized gain (loss) on investments	-	-	25,023	7,319	23,534	3,739	74,466	26,190
Change in unrealized gain (loss) on investments	-	-	(33,223)	73,519	(47,717)	50,921	(86,551)	81,457
Reinvested capital gains	-	-	23,705	-	24,146	-	64,997	24,792

Net increase (decrease) in contract owners’ equity resulting from operations	(20,237)	(20,074)	16,206	82,414	(210)	54,497	55,365	134,008

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	1,519,145	1,513,000	(59,278)	26,165	(52,037)	51,085	(81,558)	147,702
Surrenders (note 6)	-	(1,455,340)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(142,827)	(140,378)	(6,632)	(6,239)	(4,439)	(4,010)	(3,890)	(2,716)
Adjustments to maintain reserves	(53)	(51)	45	(15)	(20)	11	2	2

Net equity transactions	1,376,265	(82,769)	(65,865)	19,911	(56,496)	47,086	(85,446)	144,988

Net change in contract owners’ equity	1,356,028	(102,843)	(49,659)	102,325	(56,706)	101,583	(30,081)	278,996
Contract owners’ equity beginning of period	7,940,891	8,043,734	296,903	194,578	201,391	99,808	565,407	286,411

Contract owners’ equity end of period	$9,296,919	7,940,891	247,244	296,903	144,685	201,391	535,326	565,407

CHANGES IN UNITS:
Beginning units	607,238	613,563	6,547	6,009	4,937	3,439	30,684	21,405
Units purchased	132,900	115,578	1	700	-	1,614	-	9,448
Units redeemed	(27,421)	(121,903)	(1,441)	(162)	(1,410)	(116)	(4,013)	(169)

Ending units	712,717	607,238	5,107	6,547	3,527	4,937	26,671	30,684

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DQBP		FMCS		FOS		GVMCE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,195	1,517	(224)	591	7,465	7,846	252	219
Realized gain (loss) on investments	99	1,835	8,641	13,937	28,865	17,344	5,049	7,967
Change in unrealized gain (loss) on investments	1,320	(4,178)	(659)	12,290	(100,570)	167,351	(5,897)	2,095
Reinvested capital gains	-	-	4,621	32,678	192	2,873	5,855	3,210

Net increase (decrease) in contract owners’ equity resulting from operations	2,614	(826)	12,379	59,496	(64,048)	195,414	5,259	13,491

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	37,538	(32,174)	(35,113)	30,782	(33,012)	(36,153)	(10,445)	(28,546)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,784)	(1,566)	(1,346)	(1,186)	(19,367)	(18,642)	(1,349)	(1,213)
Adjustments to maintain reserves	2	(11)	7	2	(6)	7	34	(18)

Net equity transactions	35,756	(33,751)	(36,452)	29,598	(52,385)	(54,788)	(11,760)	(29,777)

Net change in contract owners’ equity	38,370	(34,577)	(24,073)	89,094	(116,433)	140,626	(6,501)	(16,286)
Contract owners’ equity beginning of period	51,434	86,011	207,361	118,267	819,316	678,690	42,651	58,937

Contract owners’ equity end of period	$89,804	51,434	183,288	207,361	702,883	819,316	36,150	42,651

CHANGES IN UNITS:
Beginning units	2,575	4,229	3,696	2,861	43,875	47,266	957	1,753
Units purchased	1,813	-	-	859	-	-	2	-
Units redeemed	(87)	(1,654)	(612)	(24)	(2,788)	(3,391)	(243)	(796)

Ending units	4,301	2,575	3,084	3,696	41,087	43,875	716	957

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVGOPS		SBVI		SBVSG		OVGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(94)	(155)	3,616	2,504	(432)	(104)	11,992	15,301
Realized gain (loss) on investments	12,897	1,086	8,279	15,832	(1,716)	245	207,217	152,247
Change in unrealized gain (loss) on investments	(10,421)	10,421	(6,436)	18,284	(6,302)	1,486	(258,385)	142,141
Reinvested capital gains	-	4,599	16,550	8,681	24,300	10,300	60,390	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,382	15,951	22,009	45,301	15,850	11,927	21,214	309,689

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(76,379)	60,942	37,864	(12,183)	63,315	150,255	(627,744)	(229,179)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,305)	(1,592)	(5,143)	(4,053)	(1,028)	(223)	(7,159)	(7,770)
Adjustments to maintain reserves	3	(2)	(20)	4	6	(3)	(3)	19

Net equity transactions	(77,681)	59,348	32,701	(16,232)	62,293	150,029	(634,906)	(236,930)

Net change in contract owners’ equity	(75,299)	75,299	54,710	29,069	78,143	161,956	(613,692)	72,759
Contract owners’ equity beginning of period	75,299	-	181,995	152,926	161,956	-	1,303,986	1,231,227

Contract owners’ equity end of period	$-	75,299	236,705	181,995	240,099	161,956	690,294	1,303,986

CHANGES IN UNITS:
Beginning units	5,446	-	7,380	8,188	12,452	-	52,540	62,997
Units purchased	-	5,577	1,435	-	5,410	12,470	-	-
Units redeemed	(5,446)	(131)	(201)	(808)	(81)	(18)	(25,282)	(10,457)

Ending units	-	5,446	8,614	7,380	17,781	12,452	27,258	52,540

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVRRA		PMVTRA		ACGI		AVGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$30,883	40,299	97,524	82,869	21,657	15,123	8,139	16,308
Realized gain (loss) on investments	(114,765)	(36,871)	(22,432)	37,332	70,833	93,595	127,571	68,973
Change in unrealized gain (loss) on investments	116,962	(240,339)	114,015	(257,255)	(119,788)	218,012	(29,282)	291,510
Reinvested capital gains	-	20,275	-	39,030	164,100	10,706	6,562	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,080	(216,636)	189,107	(98,024)	136,802	337,436	112,990	376,791

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36	-	1	-	-	-	-	-
Transfers between funds	859,793	704,322	611,115	1,102,959	48,828	(89,737)	(269,360)	(100,229)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(22,717)	(18,425)	(60,661)	(46,064)	(9,335)	(7,619)	(36,473)	(37,834)
Adjustments to maintain reserves	(124)	64	(401)	223	(6)	3	9	4

Net equity transactions	836,988	685,961	550,054	1,057,118	39,487	(97,353)	(305,824)	(138,059)

Net change in contract owners’ equity	870,068	469,325	739,161	959,094	176,289	240,083	(192,834)	238,732
Contract owners’ equity beginning of period	2,572,843	2,103,518	4,570,548	3,611,454	1,289,092	1,049,009	1,618,982	1,380,250

Contract owners’ equity end of period	$3,442,911	2,572,843	5,309,709	4,570,548	1,465,381	1,289,092	1,426,148	1,618,982

CHANGES IN UNITS:
Beginning units	128,868	95,410	237,542	183,565	83,606	90,995	96,814	106,413
Units purchased	39,919	34,334	49,306	56,349	10,278	150	-	-
Units redeemed	(1,091)	(876)	(21,530)	(2,372)	(7,488)	(7,539)	(17,758)	(9,599)

Ending units	167,696	128,868	265,318	237,542	86,396	83,606	79,056	96,814

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AVIE		ROCSC		TREI2		WRSCP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,921	6,834	(1,920)	13,403	22,134	17,891	(1,068)	(1,427)
Realized gain (loss) on investments	49,653	22,040	151,269	128,017	78,545	413,264	56,668	119,904
Change in unrealized gain (loss) on investments	(61,756)	88,943	(288,440)	232,831	13,666	59,511	(68,592)	92,361
Reinvested capital gains	-	-	200,599	89,976	-	-	38,442	-

Net increase (decrease) in contract owners’ equity resulting from operations	(182)	117,817	61,508	464,227	114,345	490,666	25,450	210,838

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	178,464	40,020	(23,716)	(156,943)	189,828	(1,235,716)	20,977	(338,460)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,757)	(4,313)	(11,193)	(10,331)	(23,376)	(21,641)	(3,773)	(4,214)
Adjustments to maintain reserves	-	5	2	6	5	22	3	(1)

Net equity transactions	172,707	35,712	(34,907)	(167,268)	166,457	(1,257,335)	17,207	(342,675)

Net change in contract owners’ equity	172,525	153,529	26,601	296,959	280,802	(766,669)	42,657	(131,837)
Contract owners’ equity beginning of period	750,339	596,810	1,710,608	1,413,649	1,583,430	2,350,099	442,433	574,270

Contract owners’ equity end of period	$922,864	750,339	1,737,209	1,710,608	1,864,232	1,583,430	485,090	442,433

CHANGES IN UNITS:
Beginning units	31,804	30,031	60,710	67,438	64,457	123,488	19,192	35,623
Units purchased	14,352	1,976	8,711	-	7,506	-	8,271	-
Units redeemed	(7,071)	(203)	(9,552)	(6,728)	(931)	(59,031)	(6,699)	(16,431)

Ending units	39,085	31,804	59,869	60,710	71,032	64,457	20,764	19,192

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)*

AMERICAN FUNDS GROUP (THE)

  Global Small Capitalization Fund - Class 2 (AMVGS2)*

  Growth Fund - Class 2 (AMVGR2)

  International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

  Variable Series Funds, Inc. - BlackRock High Yield V.I.  Fund- Class I (BRVHYI)*

  Large Cap Core V.I. Fund - Class II (MLVLC2)*

  Large Cap Value V.I. Fund - Class II (MLVLV2)*

  S&P 500 Index V.I. Fund - Class II (MLVX52)*

  Value Opportunities V.I. Fund - Class II (MLVSV2)*

  Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT GROUP

  VP S&P 500 Index Portfolio (CVSPIP)*

COLUMBIA FUNDS MANAGEMENT COMPANY

  Variable Portfolio-Marsico Growth Fund - Class 1 (NMG)*

DELAWARE GROUP

  VIP Emerging Markets Series: Service Class (DWVEMS)*

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)*

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

  VIP Trust - Templeton Global Bond VIP Fund: Class 1  (FTVGB1)*

HUNTINGTON TRUST COMPANY

  VA Dividend Capture Fund - Trust Shares (HVDCT)*

INVESCO INVESTMENTS

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares  (IVKMG1)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)*

  Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

  Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

  Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

  Balanced Portfolio: Service Shares (JABS)*

  Flexible Bond Portfolio: Service Shares (JAFBS)*

  Forty Portfolio: Service Shares (JACAS)*

  Global Technology Portfolio: Service Shares (JAGTS)*

  Overseas Portfolio: Service Shares (JAIGS)*

  Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares  (LZREMS)*

LORD ABBETT FUNDS

  Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)*

MASSACHUSETTS FINANCIAL SERVICES CO.

  VIT II - MFS Blended Research Core Equity Portfolio-  Service Class (MVBRES)*

  Investors Growth Stock Series - Initial Class (MIGIC)*

  Investors Growth Stock Series - Service Class (MIGSC)*

  Mid Cap Growth Series - Service Class (MMCGSC)*

  New Discovery Series - Service Class (MNDSC)*

  Utilities Series - Initial Class (MVUIC)*

  Utilities Series - Service Class (MVUSC)*

  Value Series - Initial Class (MVFIC)*

  Value Series - Service Class (MVFSC)*

  Variable Insurance Trust II - MFS International Value Portfolio  - Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)*

  Emerging Markets Debt Portfolio - Class I (MSEM)*

  Universal Institutional Funds, Inc. - Emerging Markets Equity  Portfolio- Class I (MSVEM)*

  Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

  Mid Cap Growth Portfolio - Class II (MSVMG2)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio-  Class I (MSVMG)

  Universal Institutional Funds, Inc. - Growth Portfolio - Class  I (MSVEG)*

  U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

  NVIT International Index Fund Class I (NVIX)*

  NVIT Bond Index Fund Class I (NVBX)*

  Federated NVIT High Income Bond Fund - Class I (HIBF)*

  NVIT Emerging Markets Fund - Class I (GEM)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  NVIT International Equity Fund - Class I (GIG)*

  NVIT Nationwide Fund - Class I (TRF)*

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II  (GVDMA)*

  NVIT Investor Destinations Moderately Conservative Fund - Class  II (GVDMC)*

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Money Market Fund - Class V (SAM5)*

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)*

  Invesco NVIT Comstock Value Fund - Class I (EIF)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class A (ALVGIA)*

  VPS International Value Portfolio - Class A (ALVIVA)*

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

  VPS Value Portfolio - Class A (ALVVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)*

  VP Capital Appreciation Fund - Class I (ACVCA)*

  VP Income & Growth Fund - Class I (ACVIG)*

  VP International Fund - Class I (ACVI)*

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  MidCap Stock Portfolio - Initial Shares (DVMCS)*

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)*

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)*

  International Value Portfolio - Initial Shares (DVIV)*

  Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

  Equity 500 Index VIP - Class A (BIEI)*

  Small Cap Index VIP - Class A (BISCI)*

  Variable Series I - DWS Capital Growth VIP - Class B  (SVSCGB)*

  Variable Series II - DWS Small Mid Cap Value VIP -  Class B (SVSSVB)*

  Variable Series II - DWS Global Growth VIP - Class B  (SVSBCB)*

  Variable Series II - DWS High Income VIP - Class B  (SVSHIB)*

  Variable Series II - DWS Large Cap Value VIP - Class  B (SVSLVB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Asset Manager Growth Portfolio - Service Class (FAMGS)*

  VIP Asset Manager Portfolio - Service Class (FAMS)*

  VIP Balanced Portfolio - Service Class (FBS)*

  VIP Contrafund(R) Portfolio - Service Class (FCS)*

  VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)*

  VIP Equity-Income Portfolio - Service Class (FEIS)*

  VIP Growth & Income Portfolio - Service Class (FGIS)*

  VIP Growth Opportunities Portfolio - Service Class (FGOS)*

  VIP Growth Portfolio - Service Class (FGS)*

  VIP High Income Portfolio - Service Class (FHIS)*

  VIP Index 500 Portfolio - Initial Class (FIP)*

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)*

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Value Strategies Portfolio - Service Class (FVSS)*

  VIP Value Portfolio - Service Class (FVS)*

  VIP Growth Strategies Portfolio - Service Class (FAGRS)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

  Templeton Foreign Securities Fund - Class 2 (TIF2)*

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Mid Cap Value- Institutional Shares (GVMCE)

  Large-Cap Value - Institutional Shares (GVGRI)*

  Strategic International Equity Fund - Institutional Shares (GVIE)*

  Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

  Structured U.S. Equity Fund - Institutional Shares (GVCUE)*

  VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

  ClearBridge Variable Small Cap Growth Portfolio - Class I  (SBVSG)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable Global High Yield Bond Portfolio: Class  I (SBVHY)*

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

  Baron Growth Opportunities Fund Service Class (BNCAI)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Guardian Portfolio - I Class Shares (AMGP)*

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

  Advisers Management Trust: Large Cap Value Portfolio - Class  I (AMTP)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  International Growth Fund/VA - Non-Service Shares (OVIG)*

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Administrative Class (PMVAAA)*

  High Yield Portfolio - Administrative Class (PMVHYA)*

  Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

  Low Duration Portfolio - Administrative Class (PMVLDA)*

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT International Equity Fund: Class IB (PVTIGB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)*

  VI Comstock Fund - Series II Shares (ACC2)*

  V.I. Global Core Equity Fund: Series I Shares (MSVGE)*

  VI Growth and Income Fund - Series I Shares (ACGI)

  VI American Value Fund: Series I Shares (MSVMV)*

  VI Value Opportunities Fund - Series I Shares (AVBVI)*

  VI Core Equity Fund - Series I Shares (AVGI)

  VI Global Health Care Fund - Series I Shares (IVHS)*

  VI Global Real Estate Fund - Series I Shares (IVRE)*

  VI High Yield Fund - Series I Shares (AVHY1)*

  VI International Growth Fund - Series I Shares (AVIE)

  VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*

  VI Small Cap Equity Fund - Series I Shares (AVSCE)*

  VI Technology Fund - Series I Shares (IVT)*

  VI Utilities Fund - Series I Shares (IVU)*

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)*

  Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

  Equity Income Portfolio - II (TREI2)

  Mid-Cap Growth Portfolio - II (TRMCG2)*

  New America Growth Portfolio (TRNAG1)*

  Blue Chip Growth Portfolio (TRBCGP)*

  VAN ECK ASSOCIATES CORPORATION

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)*

WADDELL & REED, INC.

  Variable Insurance Portfolios - High Income (WRHIP)*

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

WELLS FARGO FUNDS

  Advantage VT Opportunity Fund - Class 2 (SVOF)*

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed the following percentages of each premium received:

• For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

• For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

• For policies issued prior to September 9, 2002, 9.0% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2014 and 2013, there were no front-end sales charge deductions recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

·	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

·	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account. In the current year, no death claims occurred.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT- D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, there were no transfers into or out of the Account from the fixed account.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$41,098,806	$ -	$ -	$41,098,806

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

		Purchases of Investments	Sales of Investments
Growth Fund - Class 2 (AMVGR2)		$911,832	$1,318,122
International Fund - Class 2 (AMVI2)		25,531	94,260
VIP Small Cap Value Series: Service Class (DWVSVS)		1,765	948
Stock Index Fund, Inc. - Initial Shares (DSIF)		677,407	1,248,309
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)		2,319	1,311
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)		450,363	1,118,261
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)		10,107	10,309
NVIT Government Bond Fund - Class I (GBF)		45,646	108,676
American Century NVIT Growth Fund - Class I (CAF)		31,150	34,336
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		9,665	23,610
NVIT Mid Cap Index Fund - Class I (MCIF)		1,744,366	1,974,940
NVIT Money Market Fund - Class I (SAM)		3,753,907	2,397,881
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		28,236	69,739
NVIT Multi-Manager Small Company Fund - Class I (SCF)		42,498	75,000
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)		233,637	251,636
Quality Bond Portfolio - Initial Shares (DQBP)		42,917	5,968
VIP Mid Cap Portfolio - Service Class (FMCS)		84,819	116,881
VIP Overseas Portfolio - Service Class (FOS)		66,616	111,338
Mid Cap Value- Institutional Shares (GVMCE)		8,741	14,428
VIT Growth Opportunities Fund - Service Shares (GVGOPS)		7,309	85,087
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)		75,833	22,947
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)		133,168	47,013
Global Securities Fund/VA - Non-Service Shares (OVGS)		250,253	812,773
Real Return Portfolio - Administrative Class (PMVRRA)		2,167,858	1,299,902
Total Return Portfolio - Administrative Class (PMVTRA)		2,066,992	1,419,022
VI Growth and Income Fund - Series I Shares (ACGI)		466,341	241,090
VI Core Equity Fund - Series I Shares (AVGI)		72,996	364,127
VI International Growth Fund - Series I Shares (AVIE)		432,313	247,683
Small-Cap Portfolio - Investment Class (ROCSC)		625,374	461,603
Equity Income Portfolio - II (TREI2)		452,467	263,881
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		227,711	173,134

	Total	$15,150,137	$14,414,215

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Fund - Class 2 (AMVGR2)
2014	0.25%	122,977	$16.895860	$2,077,802	0.78%	8.24%
2013	0.25%	155,569	15.609904	2,428,417	0.99%	29.78%
2012	0.25%	157,115	12.028256	1,889,819	0.82%	17.60%
2011	0.25%	155,289	10.228483	1,588,371	0.76%	-4.52%
2010	0.25%	40,423	10.712180	433,018	0.74%	18.38%
International Fund - Class 2 (AMVI2)
2014	0.25%	11,549	13.427768	155,077	1.16%	-2.90%
2013	0.25%	16,471	13.828234	227,765	1.32%	21.33%
2012	0.25%	18,227	11.397131	207,736	1.31%	17.61%
2011	0.25%	22,607	9.690479	219,073	1.15%	-14.18%
2010	0.25%	43,546	11.291386	491,695	2.06%	6.97%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.25%	814	14.268792	11,615	0.33%	5.35%
2013	0.25%	825	13.543555	11,173	0.50%	32.84%
2012	0.25%	801	10.195601	8,167	0.40%	13.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.25%	185,196	20.607896	3,816,500	1.73%	13.14%
2013	0.25%	219,304	18.214352	3,994,480	1.84%	31.70%
2012	0.25%	241,815	13.830434	3,344,406	2.09%	15.45%
2011	0.25%	239,808	11.979797	2,872,851	1.91%	1.62%
2010	0.25%	182,238	11.788397	2,148,294	1.87%	14.55%
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2014	0.25%	590	24.972047	14,734	3.39%	8.17%
2013	0.25%	614	23.086285	14,175	1.13%	25.49%
2012	0.25%	616	18.396235	11,332	0.55%	10.51%
2011	0.25%	2,413	16.645973	40,167	0.60%	-3.22%
2010	0.25%	2,629	17.200438	45,220	0.34%	30.15%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.25%	6,105	12.160971	74,243	0.57%	0.33%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.25%	173,821	15.753182	2,738,234	1.49%	0.88%
2013	0.25%	217,388	15.615735	3,394,673	1.39%	27.31%
2012	0.25%	235,582	12.265452	2,889,520	1.45%	15.64%
2011	0.25%	236,075	10.606481	2,503,925	1.19%	-2.02%
2010	0.25%	150,242	10.825342	1,626,421	0.00%	8.25%	5/3/2010
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2014	0.25%	1,009	25.652825	25,884	0.00%	1.71%
2013	0.25%	1,156	25.220685	29,155	0.35%	37.14%
2012	0.25%	2,275	18.390072	41,837	0.00%	8.42%
2011	0.25%	4,170	16.962051	70,732	0.32%	-7.35%
2010	0.25%	5,104	18.308145	93,445	0.00%	31.98%
NVIT Government Bond Fund - Class I (GBF)
2014	0.25%	22,732	19.525090	443,844	1.99%	4.31%
2013	0.25%	26,459	18.718702	495,278	1.96%	-4.29%
2012	0.25%	27,068	19.558727	529,416	2.22%	2.80%
2011	0.25%	28,071	19.026183	534,084	2.99%	6.99%
2010	0.25%	27,404	17.783543	487,340	3.06%	4.52%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.25%	33,765	11.679218	394,349	0.36%	11.05%
2013	0.25%	34,045	10.516954	358,050	0.69%	29.42%
2012	0.25%	40,392	8.126486	328,245	0.51%	13.74%
2011	0.25%	48,514	7.145034	346,634	0.55%	-0.94%
2010	0.25%	62,005	7.212705	447,224	0.68%	18.95%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.25%	12,556	$19.889138	$249,728	1.69%	4.92%
2013	0.25%	13,462	18.956755	255,196	1.74%	16.34%
2012	0.25%	11,547	16.294844	188,157	1.77%	10.53%
2011	0.25%	11,670	14.741846	172,037	2.12%	-0.29%
2010	0.25%	11,013	14.784666	162,824	1.98%	10.64%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.25%	49,834	42.416903	2,113,804	1.11%	9.15%
2013	0.25%	56,609	38.862102	2,199,945	1.02%	32.72%
2012	0.25%	82,842	29.282293	2,425,804	1.18%	17.18%
2011	0.25%	87,699	24.989385	2,191,544	0.74%	-2.79%
2010	0.25%	118,459	25.705767	3,045,079	1.28%	25.89%
NVIT Money Market Fund - Class I (SAM)
2014	0.25%	712,717	13.044334	9,296,919	0.00%	-0.25%
2013	0.25%	607,238	13.077065	7,940,891	0.00%	-0.25%
2012	0.25%	613,563	13.109875	8,043,734	0.00%	-0.25%
2011	0.25%	378,473	13.142859	4,974,217	0.00%	-0.25%
2010	0.25%	353,376	13.175654	4,655,960	0.00%	-0.25%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.25%	5,107	48.412765	247,244	0.51%	6.75%
2013	0.25%	6,547	45.349492	296,903	0.89%	40.05%
2012	0.25%	6,009	32.381131	194,578	0.82%	20.14%
2011	0.25%	6,709	26.952056	180,821	0.44%	-5.31%
2010	0.25%	8,681	28.462454	247,083	0.58%	26.29%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.25%	3,527	41.022161	144,685	0.15%	0.56%
2013	0.25%	4,937	40.792251	201,391	0.15%	40.55%
2012	0.25%	3,439	29.022422	99,808	0.13%	15.21%
2011	0.25%	4,802	25.190145	120,963	0.59%	-5.79%
2010	0.25%	8,680	26.739414	232,098	0.30%	25.01%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.25%	140,943	11.619042	1,637,623	0.00%	12.81%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.25%	26,671	20.071449	535,326	0.67%	8.93%
2013	0.25%	30,684	18.426778	565,407	0.61%	37.71%
2012	0.25%	21,405	13.380548	286,411	0.57%	18.45%
2011	0.25%	19,374	11.296336	218,855	0.00%	-8.62%
International Value Portfolio - Initial Shares (DVIV)
2010	0.25%	35,864	17.946770	643,643	1.68%	4.19%
Quality Bond Portfolio - Initial Shares (DQBP)
2014	0.25%	4,301	20.879852	89,804	1.97%	4.53%
2013	0.25%	2,575	19.974495	51,434	2.82%	-1.79%
2012	0.25%	4,229	20.338391	86,011	2.84%	6.73%
2011	0.25%	2,986	19.056169	56,902	3.45%	6.76%
2010	0.25%	257	17.848748	4,587	0.00%	8.10%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.25%	3,084	59.431866	183,288	0.14%	5.93%
2013	0.25%	3,696	56.104158	207,361	0.57%	35.72%
2012	0.25%	2,861	41.337482	118,267	0.59%	14.46%
2011	0.25%	2,332	36.114197	84,218	0.15%	-10.94%
VIP Overseas Portfolio - Service Class (FOS)
2014	0.25%	41,087	17.107177	702,883	1.23%	-8.39%
2013	0.25%	43,875	18.673880	819,316	1.33%	30.05%
2012	0.25%	47,266	14.358948	678,690	1.91%	20.24%
2011	0.25%	44,279	11.941972	528,779	1.24%	-17.43%
2010	0.25%	48,390	14.463452	699,886	1.72%	12.71%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value- Institutional Shares (GVMCE)
2014	0.25%	716	$50.489474	$36,150	0.88%	13.29%
2013	0.25%	957	44.567895	42,651	0.73%	32.56%
2012	0.25%	1,753	33.620591	58,937	1.07%	18.17%
2011	0.25%	2,623	28.450828	74,627	0.30%	-6.61%
2010	0.25%	7,765	30.464117	236,554	0.67%	24.69%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2013	0.25%	5,446	13.826415	75,299	0.00%	31.87%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2014	0.25%	8,614	27.479142	236,705	2.00%	11.43%
2013	0.25%	7,380	24.660561	181,995	1.80%	32.04%
2012	0.25%	8,188	18.676784	152,926	2.17%	16.21%
2011	0.25%	9,907	16.071147	159,217	2.10%	4.69%
2010	0.25%	12,470	15.351010	191,427	1.33%	9.19%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2014	0.25%	17,781	13.503113	240,099	0.00%	3.82%
2013	0.25%	12,452	13.006445	161,956	0.00%	30.06%	5/1/2013
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.25%	106,016	11.512747	1,220,535	0.17%	9.14%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.25%	27,258	25.324467	690,294	1.32%	2.04%
2013	0.25%	52,540	24.818928	1,303,986	1.43%	26.99%
2012	0.25%	62,997	19.544213	1,231,227	2.29%	20.96%
2011	0.25%	68,752	16.157412	1,110,854	1.25%	-8.52%
2010	0.25%	57,530	17.661884	1,016,088	1.64%	15.68%
Real Return Portfolio - Administrative Class (PMVRRA)
2014	0.25%	167,696	20.530671	3,442,911	1.29%	2.83%
2013	0.25%	128,868	19.964947	2,572,843	2.02%	-9.44%
2012	0.25%	95,410	22.047142	2,103,518	1.06%	8.48%
2011	0.25%	134,964	20.323288	2,742,912	2.10%	11.39%
2010	0.25%	162,310	18.245105	2,961,363	1.43%	7.84%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.25%	265,318	20.012621	5,309,709	2.25%	4.01%
2013	0.25%	237,542	19.241011	4,570,548	2.22%	-2.20%
2012	0.25%	183,565	19.673980	3,611,454	2.59%	9.33%
2011	0.25%	342,040	17.995757	6,155,269	2.62%	3.35%
2010	0.25%	254,900	17.413051	4,438,587	2.40%	7.84%
VI Growth and Income Fund - Series I Shares (ACGI)
2014	0.25%	86,396	16.961219	1,465,381	1.76%	10.00%
2013	0.25%	83,606	15.418659	1,289,092	1.51%	33.75%
2012	0.25%	90,995	11.528209	1,049,009	1.58%	14.35%
2011	0.25%	87,122	10.081770	878,344	1.44%	-2.25%
VI Core Equity Fund - Series I Shares (AVGI)
2014	0.25%	79,056	18.039717	1,426,148	0.81%	7.88%
2013	0.25%	96,814	16.722605	1,618,982	1.35%	28.93%
2012	0.25%	106,413	12.970691	1,380,250	0.98%	13.60%
2011	0.25%	114,519	11.418156	1,307,596	0.93%	-0.31%
2010	0.25%	126,391	11.453920	1,447,672	1.15%	9.28%
VI International Growth Fund - Series I Shares (AVIE)
2014	0.25%	39,085	23.611714	922,864	1.60%	0.08%
2013	0.25%	31,804	23.592587	750,339	1.25%	18.72%
2012	0.25%	30,031	19.873147	596,810	1.55%	15.24%
2011	0.25%	26,422	17.244564	455,636	0.00%	-6.97%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Portfolio - Investment Class (ROCSC)
2014	0.25%	59,869	$29.016843	$1,737,209	0.13%	2.98%
2013	0.25%	60,710	28.176710	1,710,608	1.11%	34.42%
2012	0.25%	67,438	20.962204	1,413,649	0.11%	12.22%
2011	0.25%	66,705	18.679872	1,246,041	0.32%	-3.52%
2010	0.25%	78,517	19.362201	1,520,262	0.13%	20.22%
Equity Income Portfolio - II (TREI2)
2014	0.25%	71,032	26.244959	1,864,232	1.52%	6.84%
2013	0.25%	64,457	24.565685	1,583,430	1.19%	29.08%
2012	0.25%	123,488	19.030987	2,350,099	1.99%	16.63%
2011	0.25%	87,819	16.317395	1,432,977	1.53%	-1.27%
2010	0.25%	78,785	16.526617	1,302,050	1.70%	14.46%
Variable Insurance Portfolios - Small Cap Growth(WRSCP)
2014	0.25%	20,764	23.362093	485,090	0.00%	1.34%
2013	0.25%	19,192	23.052970	442,433	0.00%	43.00%
2012	0.25%	35,623	16.120762	574,270	0.00%	4.90%
2011	0.25%	33,922	15.367505	521,297	0.00%	-10.83%
2010	0.25%	40,807	17.233050	703,229	0.00%	28.53%
2014	Contract owners equity:				$41,098,512
2013	Contract owners equity:				$39,795,172
2012	Contract owners equity:				$35,894,087
2011	Contract owners equity:				$32,863,186
2010	Contract owners equity:				$32,139,207

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.